OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
Components of other long-term liabilities

(in thousands of $)	2012	2011
Tax benefits on intra-group transfers of long-term assets	9,022	56,628
Pension obligations (see note 26)	40,097	37,584
Deferred credits from capital lease transactions	—	19,153
Guarantees issued to Golar Partners (see note 5)	23,265	—
Other	131	132
	72,515	113,497

Deferred credits from capital lease transactions
Deferred credits from capital lease transactions

(in thousands of $)	2012	2011
Deferred credits from capital lease transactions	—	24,691
Less: Accumulated amortization	—	(4,911)
	—	19,780
Short-term (see note 25)	—	627
Long-term	—	19,153
	—	19,780